Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

At December 31, 2016 and 2015, the Company had net deferred tax assets of $63,520,548 and $41,554,045, respectively, primarily consisting of NOL carry forwards, research and experimental (“R&E”) credits, and differences between depreciation and amortization recorded for financial statement and tax purposes. The Company’s net deferred tax assets at December 31, 2016 and 2015 have been offset by a valuation allowance of $63,520,548 and $41,554,045, respectively. The valuation allowance has been recorded due to the uncertainty of realization of the deferred tax assets. The Company’s deferred tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015
Deferred tax assets:
NOL carryforward	$60,357,220	$38,797,762
R&E credit carryforward	2,559,479	1,994,478
Share-based compensation	448,534	383,153
Inventory reserve	269,708	226,299
Depreciation	117,629	313,714
Accruals and other	333,126	495,640
Total deferred tax assets	64,085,696	42,211,046
Valuation allowance	(63,520,548)	(41,554,045)
Deferred tax liabilities:
Intangible assets	(565,148)	(657,001)
Fixed assets	—	—
Net deferred tax liability	$—	$—

The difference between the Company’s expected income tax provision (benefit) from applying federal statutory tax rates to the pre-tax loss and actual income tax provision (benefit) relates to the effect of the following:

	2016	2015
Federal income tax benefit at statutory rates	34.0%	34.0%
State income tax benefit, net of Federal benefit	6.5%	3.3%
Change in valuation allowance	(37.3)%	(32.1)%
Change in state tax rates and other	(3.2)%	(4.5)%
	0.0%	0.7%

Additionally, despite the NOL carryforwards, the Company may have future tax liability due to alternative minimum tax or state tax requirements. The Company has federal NOL carryforwards of $150,950,436 and $132,359,334 at December 31, 2016 and 2015, respectively. The NOL carry forwards begin to expire in 2022. Utilization of the NOL carryforward may be subject to an annual limitation as provided by Section 382 of the Internal Revenue Code. There can be no assurance that the NOL carryforward will ever be fully utilized. To date, the Company has not performed a formal study to determine if any of its remaining NOL and credit attributes might be further limited due to the ownership change rules of Section 382 or Section 383 of the Internal Revenue Code of 1986, as amended. The Company will continue to monitor this matter going forward. There can be no assurance that the NOL carryforwards will ever be fully utilized.